Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)		6 Months Ended
	Jun. 25, 2012	Jun. 30, 2020	Dec. 31, 2018
Debt instrument maturity date	Jun. 25, 2013
Interest rate	12.00%		10.00%
Accrued interest		$ 20,736	$ 62,267
November 4, 2020 Convertible Note [Member]
Debt instrument maturity date		Nov. 04, 2020
Original principal amount		$ 170,000
Interest rate		10.00%
Original aggregate		$ 170,000
Cumulative amortization		148,211
Principal		30,500
Accrued interest		1,964
Balance sheet carrying amount		$ 10,675
May 17, 2020 Convertible Note [Member]
Debt instrument maturity date		May 17, 2020
Original principal amount		$ 50,000
Interest rate		10.00%
Original aggregate		$ 50,000
Cumulative amortization		50,000
Principal
Accrued interest		2,747
Balance sheet carrying amount		$ 2,747
May 17, 2020 Convertible Note [Member] | Extended Maturity [Member]
Debt instrument maturity date		Nov. 17, 2020
2019 Convertible Notes [Member]
Original principal amount		$ 220,000
Original aggregate		220,000
Cumulative amortization		198,211
Principal		30,500
Accrued interest		4,711
Balance sheet carrying amount		$ 13,422